Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2016	₽ 1	₽ 1,876	₽ 12,068	₽ 1,064	₽ 4,808	₽ 131	₽ 19,948	₽ 21	₽ 19,969
Beginning balance, shares outstanding at Dec. 31, 2016	60,597,034
Profit for the year					3,114		3,114	28	3,142
Foreign currency translation						(133)	(133)		(133)
Total comprehensive income, net of tax effect of nil					3,114	(133)	2,981	28	3,009
Share-based payments				398			398		398
Exercise of options	335,620
Dividends					(2,207)		(2,207)		(2,207)
Dividends to non-controlling interests								(12)	(12)
Ending balance, equity at Dec. 31, 2017	₽ 1	1,876	12,068	1,462	5,715	(2)	21,120	37	₽ 21,157
Ending balance, shares outstanding at Dec. 31, 2017	60,932,654								60,933,000
Impact of adopting new IFRS at Dec. 31, 2017					(208)		(208)		₽ (208)
Beginning balance adjusted for impact of new IFRS at Dec. 31, 2017	₽ 1	1,876	12,068	1,462	5,507	(2)	20,912	37	20,949
Profit for the year					3,584		3,584	42	3,626
Foreign currency translation						515	515	10	525
Total comprehensive income, net of tax effect of nil					3,584	515	4,099	52	4,151
Share-based payments				635			635		₽ 635
Exercise of options	518,859								519,000
Dividends to non-controlling interests								(29)	₽ (29)
Ending balance, equity at Dec. 31, 2018	₽ 1	1,876	12,068	2,097	9,091	513	25,646	60	₽ 25,706
Ending balance, shares outstanding at Dec. 31, 2018	61,451,513								61,452,000
Profit for the year					4,832		4,832	55	₽ 4,887
Foreign currency translation						(224)	(224)	(5)	(229)
Debt instruments at FVOCI				15			15		15
Total comprehensive income, net of tax effect of nil				15	4,832	(224)	4,623	50	4,673
Share-based payments				464			464		₽ 464
Exercise of options	641,322								641,000
Dividends					(3,366)		(3,366)		₽ (3,366)
Dividends to non-controlling interests								(43)	(43)
Other								3	3
Ending balance, equity at Dec. 31, 2019	₽ 1	₽ 1,876	₽ 12,068	₽ 2,576	₽ 10,557	₽ 289	₽ 27,367	₽ 70	₽ 27,437
Ending balance, shares outstanding at Dec. 31, 2019	62,092,835								62,093,000